Per share amounts	12 Months Ended
Dec. 31, 2022
Per share amounts
Per share amounts

16. Per share amounts

Basic and diluted net earnings per share have been determined based on the following:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Net earnings	1,313,062	1,148,696

Basic weighted average shares outstanding (‘000s)	163,489	161,172
Dilutive impact of equity based compensation (‘000s)	4,937	3,593
Diluted weighted average shares outstanding (‘000s)	168,426	164,765

Basic earnings per share	8.03	7.13
Diluted earnings per share	7.80	6.97